Right of use assets & lease liabilities - Right of use assets (Details) € in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€) aircraft	Mar. 31, 2022 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 209.1	€ 133.7	€ 188.2
Depreciation charge for the year	(65.2)	(84.0)	(54.5)
Additions	22.6	47.2
Modification of leases		112.2
Ending balance	€ 166.5	€ 209.1	€ 133.7
Airbus A320
Disclosure of quantitative information about right-of-use assets [line items]
Number of leased aircraft for which leasing term has been extended during the period | aircraft		24